Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Line Items]
Revenue	€ 302,924	€ 248,490
Cost of sales	(118,056)	(95,170)
Gross profit	184,868	153,320
Operating expenses
Selling and distribution expenses	(103,484)	(86,119)
General administrative expenses	(34,391)	(22,133)
Foreign exchange gain (loss)	(11,655)	(30,830)
Other income (expense), net	231
Profit from operations	35,570	14,238
Finance cost, net	(36,050)	(25,098)
Profit (loss) before tax	(480)	(10,861)
Income tax benefit (expense)	(6,674)	1,674
Net profit (loss)	(7,154)	(9,187)
Items that may be reclassified to profit (loss) in subsequent periods (net of tax):
Cumulative translation adjustment gain (loss)	(37,616)	(81,704)
Net position of fair value changes of the cash flow hedge	(961)
Items that will not be reclassified to profit in subsequent periods:
Other comprehensive income (loss)	(38,577)	(81,704)
Total comprehensive income (loss)	€ (45,731)	€ (90,891)
Earnings (loss) per share
Basic	€ (0.04)	€ (0.05)
Diluted	€ (0.04)	€ (0.05)